FINANCIAL INCOME (EXPENSES)	12 Months Ended
Dec. 31, 2022
Financial Income
FINANCIAL INCOME (EXPENSES)

28.	FINANCIAL INCOME (EXPENSES)

			Consolidated
	12/31/2022	12/31/2021	12/31/2020
Financial income
Related parties (Note 22 a)	184,480	93,862	51,124
Income from financial investments	763,259	279,467	58,061
Updated shares – Fair value through profit or loss (note 14.d)(1)	(1,198,164)	385,297	1,190,489
Other income	172,205	408,558	503,054
Financial income	(78,220)	1,167,184	1,802,728
Financial expenses
Borrowings and financing - foreign currency (note 13)	(1,238,372)	(1,590,120)	(1,600,973)
Borrowings and financing - local currency (note 13)	(1,356,639)	(503,849)	(401,079)
Capitalised interest (note 11)	135,242	87,414	92,506
Related parties	(10,297)	(12,072)	(13,608)
Lease liabilities	(68,533)	(59,260)	(50,804)
Interest and fines	(95,667)	(73,334)	(290,673)
Interest on drawn/forfaiting risk operations	(444,062)	(126,232)	-
(-) Adjustment present value of trade payables	(419,517)	(265,495)	(139,566)
Commission, bank fees, Guarantee and bank fees	(165,397)	(239,451)	(162,085)
PIS/COFINS over financial income	(118,311)	(88,897)	(39,149)
Other financial expenses	(390,598)	(285,832)	(270,764)
Financial expenses	(4,172,151)	(3,157,128)	(2,876,195)
Others financial items, net
Foreign exchange and monetary variation, net	783,902	46,199	392,971
Gains and (losses) on exchange derivatives (*)	(48,556)	(439)	(115,815)
Others financial	735,346	45,760	277,156
Financial income (expenses)	(3,436,805)	(3,111,368)	(2,599,039)

Financial income (expenses), net	(3,515,025)	(1,944,184)	(796,311)

(*) Statement of gains and (losses) on derivative transactions (note 14.c)
Dollar - to - real NDF	176,991	37,322
Exchange rate swap Real x Dollar	(11,467)
Exchange rate swap Dollar x Euro		7,119	(9,070)
Exchange rate swap GBP x Euro			(602)
Interest rate swap CDI x IPCA	(257,897)	(34,920)
Exchange rate swap CDI x Dollar	43,817	(9,960)	(106,143)
Total	(48,556)	(439)	(115,815)
(1)	refers to gains and losses with the updating of the fair value of USIMINAS' shares